Fair Value Measurements (Tables)	12 Months Ended
May 31, 2024
Fair Value Measurements [Abstract]
Schedule of Fair Value of Financial Assets and liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of May 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
May 31, 2024
Liabilities
Derivative Liability - Forward Purchase Agreement	$20,938	$—	$—	$20,938
Derivative Liability - Warrants	$576	$549	$—	$27
Total	$21,514	$549	$—	$20,965

Schedule of Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs related to the Forward Purchase Agreement at their measurement dates:
May 31, 2024
Redemption Price	$10.61
Stock Price	$0.80
Volatility	53%
Term (years)	2.18
Risk-free rate	4.51%

Schedule of Change in the Fair Value of the Assets and Liabilities	The change in the fair value of the assets and liabilities, measured with Level 3 inputs, for the year ended May 31, 2024 is summarized as follows:
May 31, 2024
Fair value Derivative Liabilities as of date of Business Combination	$16,641
Change in fair value of Forward Purchase Agreement	4,342
Change in fair value of Warrants	(18)
Fair value Derivative Liabilities as of May 31, 2024	$20,965